Expense Example, No Redemption {- Templeton Developing Markets Trust} - Templeton Developing Markets Trust-21 - Templeton Developing Markets Trust - Class C	Nov. 09, 2020 USD ($)
Expense Example, No Redemption:
1 Year	$ 217
3 Years	699
5 Years	1,208
10 Years	$ 2,606